Related Party Transactions - Table (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions.
Management fees	$ 554,832	$ 1,484,715	$ 1,579,136	$ 2,224,949
Share-based payments				940,268
Total	$ 554,832	$ 1,484,715	$ 1,579,136	$ 3,165,217